Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover page.
Entity Registrant Name	CARRIER GLOBAL CORPORATION
Entity Central Index Key	0001783180
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Document Type	S-4
Amendment Flag	false